Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
Employee Benefit Plan Subsequent Event [Line Items]
Subsequent Events
7.
SUBSEQUENT EVENTS
The Plan has evaluated events subsequent to December 31, 2025, through the date the financial statements were issued and no events requiring disclosure in or adjustment to the financial statements were noted.